Segment, Customer and Geographic Information (Schedule of Information Regarding Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 691,796	$ 573,957	$ 487,763
(Loss)/profit before taxes	(185,749)	387,639	879,642
Income tax benefit/(expense)	(25,199)	(37,980)	(4,325)
(Loss)/profit from continuing operations	(210,948)	349,659	875,317
Depreciation and amortization	90,939	62,876	57,640
Financing income	(39,361)	(44,686)	(2,934)
Financing expenses	66,333	50,397	144,295
Disclosure Of Operating Segments Other Items Abstract
Net gains (Losses) related to Qoros			251,483
Losses related to ZIM	860	727,650	204
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	156,636	167,862	105,668
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	4,878	2,978	929
Share of changes in fair value of derivative financial instruments	(2,168)	2,383	44,901
Share in losses/(profit) of associated companies	200,480	(1,118,175)	(1,250,149)
Gain from distribution of dividend in kind
Other items	478,597	(148,715)	(647,963)
Adjusted Earnings Before Income Tax Depreciation And Amortization	292,848	238,924	231,679
Segment assets	3,405,284	2,692,643	2,138,960
Investments in associated companies	703,156	1,079,417	1,899,454
Total assets	4,108,440	3,772,060	4,038,414
Segment liabilities	2,038,216	1,476,142	1,758,128
OPC Israel [Member]
Disclosure of operating segments [line items]
Revenue	618,830	516,668	437,043
(Loss)/profit before taxes	48,750	23,728	(57,040)
Income tax benefit/(expense)	(14,174)	(9,522)	10,155
(Loss)/profit from continuing operations	34,576	14,206	(46,885)
Depreciation and amortization	65,659	47,134	44,296
Financing income	(6,038)	(10,301)	(2,730)
Financing expenses	48,182	42,062	119,392
Disclosure Of Operating Segments Other Items Abstract
Net gains (Losses) related to Qoros			0
Losses related to ZIM	0	0	0
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	0	0	0
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	0	0	0
Share of changes in fair value of derivative financial instruments	0	0	0
Share in losses/(profit) of associated companies	0	0	419
Gain from distribution of dividend in kind
Other items	107,803	78,895	161,377
Adjusted Earnings Before Income Tax Depreciation And Amortization	156,553	102,623	104,337
Segment assets	1,673,149	1,503,811	1,481,149
Investments in associated companies	0	0	0
Segment liabilities	1,423,624	1,226,395	1,324,217
CPV Group [Member]
Disclosure of operating segments [line items]
Revenue	72,966	57,289	50,720
(Loss)/profit before taxes	16,515	61,039	(60,709)
Income tax benefit/(expense)	(4,136)	(9,892)	13,696
(Loss)/profit from continuing operations	12,379	51,147	(47,013)
Depreciation and amortization	25,056	15,519	13,102
Financing income	(5,641)	(25,197)	(37)
Financing expenses	16,790	7,521	24,640
Disclosure Of Operating Segments Other Items Abstract
Net gains (Losses) related to Qoros			0
Losses related to ZIM	0	0	0
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	156,636	167,862	105,668
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	4,878	2,978	929
Share of changes in fair value of derivative financial instruments	(2,168)	2,383	44,901
Share in losses/(profit) of associated companies	(65,566)	(85,149)	10,425
Gain from distribution of dividend in kind
Other items	129,985	85,917	199,628
Adjusted Earnings Before Income Tax Depreciation And Amortization	146,500	146,956	138,919
Segment assets	1,102,939	552,569	431,474
Investments in associated companies	703,156	652,358	545,242
Segment liabilities	609,958	241,468	218,004
Z I M Member
Disclosure of operating segments [line items]
Revenue	0	0	0
(Loss)/profit before taxes	(266,906)	305,376	1,260,789
Income tax benefit/(expense)	0	0	0
(Loss)/profit from continuing operations	(266,906)	305,376	1,260,789
Depreciation and amortization	0	0	0
Financing income	0	0	0
Financing expenses	0	0	0
Disclosure Of Operating Segments Other Items Abstract
Net gains (Losses) related to Qoros			0
Losses related to ZIM	860	727,650	204
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	0	0	0
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	0	0	0
Share of changes in fair value of derivative financial instruments	0	0	0
Share in losses/(profit) of associated companies	266,046	(1,033,026)	(1,260,993)
Gain from distribution of dividend in kind
Other items	266,906	(305,376)	(1,260,789)
Adjusted Earnings Before Income Tax Depreciation And Amortization	0	0	0
Segment assets	0	0	0
Investments in associated companies	0	427,059	1,354,212
Segment liabilities	0	0	0
Other [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
(Loss)/profit before taxes	15,892	(2,504)	(263,398)
Income tax benefit/(expense)	(6,889)	(18,566)	(28,176)
(Loss)/profit from continuing operations	9,003	(21,070)	(291,574)
Depreciation and amortization	224	223	242
Financing income	(27,682)	(9,188)	(167)
Financing expenses	1,361	814	263
Disclosure Of Operating Segments Other Items Abstract
Net gains (Losses) related to Qoros			251,483
Losses related to ZIM	0	0	0
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	0	0	0
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	0	0	0
Share of changes in fair value of derivative financial instruments	0	0	0
Share in losses/(profit) of associated companies	0	0	0
Gain from distribution of dividend in kind
Other items	(26,097)	(8,151)	251,821
Adjusted Earnings Before Income Tax Depreciation And Amortization	(10,205)	(10,655)	(11,577)
Segment assets	629,196	636,263	226,337
Investments in associated companies	0	0	0
Segment liabilities	$ 4,634	$ 8,279	$ 215,907